Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
June 30, 2024
F25-NPRT1-0824
1.818369.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.33% 7/5/24 to 7/25/24 (b) (Cost $33,920,713)	34,040,000	33,921,290

Domestic Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	19,584,873	241,089,785
Fidelity Series Blue Chip Growth Fund (c)	33,750,576	666,573,872
Fidelity Series Commodity Strategy Fund (c)	1,919,434	186,703,379
Fidelity Series Growth Company Fund (c)	50,305,828	1,237,523,374
Fidelity Series Intrinsic Opportunities Fund (c)	19,238,375	221,818,467
Fidelity Series Large Cap Stock Fund (c)	50,771,514	1,164,698,521
Fidelity Series Large Cap Value Index Fund (c)	23,262,643	364,525,623
Fidelity Series Opportunistic Insights Fund (c)	30,968,365	739,834,241
Fidelity Series Small Cap Core Fund (c)	2,745,131	31,623,907
Fidelity Series Small Cap Discovery Fund (c)	8,732,038	96,663,666
Fidelity Series Small Cap Opportunities Fund (c)	22,497,225	336,108,541
Fidelity Series Stock Selector Large Cap Value Fund (c)	59,285,284	813,394,098
Fidelity Series Value Discovery Fund (c)	47,541,275	727,381,501
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,135,472,355)		6,827,938,975

International Equity Funds - 26.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	24,778,927	373,914,008
Fidelity Series Emerging Markets Fund (c)	44,835,613	412,936,000
Fidelity Series Emerging Markets Opportunities Fund (c)	87,765,036	1,650,860,324
Fidelity Series International Growth Fund (c)	57,915,852	1,061,018,406
Fidelity Series International Small Cap Fund (c)	18,796,167	320,474,654
Fidelity Series International Value Fund (c)	84,639,008	1,069,837,066
Fidelity Series Overseas Fund (c)	75,483,096	1,062,047,165
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,254,211,234)		5,951,087,623

Bond Funds - 42.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	329,251	3,187,150
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	267,792,502	2,043,256,787
Fidelity Series Emerging Markets Debt Fund (c)	14,314,037	111,792,631
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,877,713	34,317,764
Fidelity Series Floating Rate High Income Fund (c)	2,234,132	20,062,508
Fidelity Series High Income Fund (c)	13,349,901	112,406,164
Fidelity Series International Credit Fund (c)	2,002,623	16,241,275
Fidelity Series International Developed Markets Bond Index Fund (c)	100,019,418	855,166,026
Fidelity Series Investment Grade Bond Fund (c)	547,254,552	5,406,874,970
Fidelity Series Long-Term Treasury Bond Index Fund (c)	156,944,523	861,625,430
Fidelity Series Real Estate Income Fund (c)	2,233,207	21,639,772
TOTAL BOND FUNDS (Cost $11,170,073,176)		9,486,570,477

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $33,444,196)	33,437,663	33,444,351

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $19,627,121,674)	22,332,962,716
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,209,635)
NET ASSETS - 100.0%	22,321,753,081

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	32	Sep 2024	3,749,120	2,462	2,462
ICE MSCI Emerging Markets Index Contracts (United States)	967	Sep 2024	52,614,470	42,609	42,609

TOTAL EQUITY INDEX CONTRACTS					45,071

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7,821	Sep 2024	860,187,797	5,453,324	5,453,324
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4,787	Sep 2024	510,189,484	2,502,766	2,502,766

TOTAL TREASURY CONTRACTS					7,956,090

TOTAL PURCHASED					8,001,161

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,011	Sep 2024	279,111,825	(614,030)	(614,030)

TOTAL FUTURES CONTRACTS					7,387,131
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,956,583.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	31,458,078	120,271,420	118,284,884	362,889	(263)	-	33,444,351	0.1%
Total	31,458,078	120,271,420	118,284,884	362,889	(263)	-	33,444,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,692,008	865,168	415,412	1,398	2,604	42,782	3,187,150
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,058,999,380	52,306,637	75,807,606	811,158	(117,999)	7,876,375	2,043,256,787
Fidelity Series All-Sector Equity Fund	241,809,784	6,758	10,656,406	-	1,536,969	8,392,680	241,089,785
Fidelity Series Blue Chip Growth Fund	667,619,859	205,896	59,991,368	-	24,842,580	33,896,905	666,573,872
Fidelity Series Canada Fund	388,053,005	6,043,082	14,291,063	-	2,215,057	(8,106,073)	373,914,008
Fidelity Series Commodity Strategy Fund	147,008,902	46,365,932	10,652,102	-	(2,946,680)	6,927,327	186,703,379
Fidelity Series Emerging Markets Debt Fund	115,561,009	1,696,961	4,721,266	1,693,364	(921,636)	177,563	111,792,631
Fidelity Series Emerging Markets Debt Local Currency Fund	36,082,510	897	1,210,834	-	(179,484)	(375,325)	34,317,764
Fidelity Series Emerging Markets Fund	419,931,223	11,952	27,583,399	-	30,889	20,545,335	412,936,000
Fidelity Series Emerging Markets Opportunities Fund	1,685,218,503	47,808	121,487,715	-	7,326,959	79,754,769	1,650,860,324
Fidelity Series Floating Rate High Income Fund	20,617,265	461,004	858,372	460,343	(42,260)	(115,129)	20,062,508
Fidelity Series Government Money Market Fund 5.42%	493,965	-	493,965	802	-	-	-
Fidelity Series Growth Company Fund	1,244,513,500	6,281,690	121,648,881	-	32,263,695	76,113,370	1,237,523,374
Fidelity Series High Income Fund	114,645,308	2,851,270	4,534,793	1,760,501	(262,949)	(292,672)	112,406,164
Fidelity Series International Credit Fund	16,145,219	215,666	22,379	215,665	563	(97,794)	16,241,275
Fidelity Series International Developed Markets Bond Index Fund	877,490,914	28,850,296	33,041,572	10,231,760	(651,041)	(17,482,571)	855,166,026
Fidelity Series International Growth Fund	1,095,888,441	31,547,879	48,502,825	-	6,708,285	(24,623,374)	1,061,018,406
Fidelity Series International Small Cap Fund	341,930,273	138,075	12,708,344	-	2,951,203	(11,836,553)	320,474,654
Fidelity Series International Value Fund	1,101,130,932	19,130,219	54,294,172	-	11,256,465	(7,386,378)	1,069,837,066
Fidelity Series Intrinsic Opportunities Fund	234,293,716	3,752,434	8,864,023	-	388,111	(7,751,771)	221,818,467
Fidelity Series Investment Grade Bond Fund	5,592,176,543	75,430,471	220,728,830	58,565,722	(2,253,598)	(37,749,616)	5,406,874,970
Fidelity Series Large Cap Stock Fund	1,172,058,300	8,678,791	68,517,650	-	25,587,210	26,891,870	1,164,698,521
Fidelity Series Large Cap Value Index Fund	368,120,979	17,813,824	13,444,798	-	1,528,249	(9,492,631)	364,525,623
Fidelity Series Long-Term Treasury Bond Index Fund	1,014,525,395	30,599,571	158,537,202	7,844,494	(56,019,352)	31,057,018	861,625,430
Fidelity Series Opportunistic Insights Fund	742,428,811	7,699,140	59,357,140	-	18,491,410	30,572,020	739,834,241
Fidelity Series Overseas Fund	1,098,829,575	23,636,362	59,769,880	-	10,095,179	(10,744,071)	1,062,047,165
Fidelity Series Real Estate Income Fund	22,137,183	339,796	860,427	338,964	(25,874)	49,094	21,639,772
Fidelity Series Short-Term Credit Fund	111,397	-	110,832	128	2,892	(3,457)	-
Fidelity Series Small Cap Core Fund	32,280,262	150,247	41,932	150,248	4,301	(768,971)	31,623,907
Fidelity Series Small Cap Discovery Fund	102,384,829	11,241,598	3,738,648	5,812,286	233,281	(13,457,394)	96,663,666
Fidelity Series Small Cap Opportunities Fund	344,726,635	11,757,702	12,451,552	-	2,107,603	(10,031,847)	336,108,541
Fidelity Series Stock Selector Large Cap Value Fund	820,810,952	41,368,249	29,755,591	-	1,259,002	(20,288,514)	813,394,098
Fidelity Series Value Discovery Fund	734,326,657	45,041,994	27,112,010	-	900,055	(25,775,195)	727,381,501
	22,855,043,234	474,537,369	1,266,212,989	87,886,833	86,311,689	115,917,772	22,265,597,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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